Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 17, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017	Dec. 17, 2020
Fair Value Measurements Details [Line Items]
Warrant liability and derivative liability amount		$ 0
Financing discount percentage			20.00%
Exercise Price of Warrants or Rights		$ 5.25			$ 11.50
Class Of Warrant Or Rights Issued During Period Shares New Issues	9,195,000
Aggregate borrowing amount of convertible notes			$ 81,300
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			66,300
Public Warrants [Member]
Fair Value Measurements Details [Line Items]
Class Of Warrant Or Rights Issued During Period Shares New Issues	5,750,000
Private Placement Warrants [Member]
Fair Value Measurements Details [Line Items]
Class Of Warrant Or Rights Issued During Period Shares New Issues	3,445,000
Private Placement Warrants [Member] | Warrants And Rights Subject To Mandatory Redemption Trigger Price Equals To Eleven Point Zero Five Dollars Per Share [Member]
Fair Value Measurements Details [Line Items]
Issuance price (in Dollars per share)		$ 11.50
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Measurements Details [Line Items]
Transfers between levels		$ 0	0
Transfers between levels		$ 0	$ 0
Series D Preferred Stock [Member]
Fair Value Measurements Details [Line Items]
Issuance price (in Dollars per share)	$ 4.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				183,438
Exercise Price of Warrants or Rights		$ 4.50
Series D Preferred Stock [Member] | Class Of Warrants Maturity At July Fourteen Two Thousand And Twenty One [Member]
Fair Value Measurements Details [Line Items]
Warrants and rights outstanding maturity date	Jul. 14, 2021
Warrants expiring				122,292
Series D Preferred Stock [Member] | Class Of Warrants Maturity At April Nine Two Thousand And Twenty Three [Member]
Fair Value Measurements Details [Line Items]
Warrants and rights outstanding maturity date	Apr. 09, 2023
Warrants expiring				61,146
Series D Preferred Stock [Member] | Exercise Of Warrants Event [Member]
Fair Value Measurements Details [Line Items]
Exercise Price of Warrants or Rights		$ 29.74
Stock Issued During Period Shares Issued for Exercise of Warrants		9,246
Class Of Warrant Or Rights Issued During Period Shares New Issues		61,146
Warrant [Member]
Fair Value Measurements Details [Line Items]
Derivative liability		$ 1,600